Financial Instruments - Estimated Fair Value Assumptions (Details) (10-Q)	6 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / shares shares	Mar. 31, 2016 $ / shares shares	Sep. 30, 2016 CAD / shares	Mar. 31, 2016 CAD / shares
Number of shares underlying the warrants | shares	337,200	381,700
Fair market value of the stock | (per share)	$ 0.52			CAD 0.65
Exercise price | CAD / shares			CAD (0.1390)	CAD 0.1275
Expected volatility	227.00%	150.00%
Risk-free interest rate	0.52%	0.54%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	5 months 27 days	11 months 27 days
USD [Member]
Exercise price | $ / shares	$ 0.1060	$ 0.10